Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (35,734)	$ (71,999)	$ (12,359)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Foreign exchange (gain) loss		(499)	779
Accounts receivable write offs		1,462
Other receivable write offs		2,207
Provision on accounts receivables & other current assets	13,637	21,999
Depreciation of property and equipment	93	395	744
Amortization of intangible assets	5,984	6,088	3,935
Impairment of inventory	(268)	864
Impairment of long term investment		13,000
Deferred income tax benefits	(978)	1,572	937
Interest expense		338	661
Share-based compensation expenses	495	976	14,667
Non-employee compensation expenses	2,493
Changes in the fair value of warrant liabilities			200
MVNO BU management compensation	1,497
Effect of ASC 606 adoption	930
Changes in operating assets and liabilities, net of the effects of an acquisition:
Accounts receivable	(1,204)	41,185	(37,463)
Amounts due from related parties			490
Receivable from MVNO franchisees		3,317	805
Inventories	2,472	9,225	(4,349)
Deferred cost of revenues	6,931	(3,782)	(1,491)
Prepaid expenses and other current assets	(13,268)	(6,763)	(12,140)
Accounts payable	2,051	(29,138)	26,999
Accrued expenses and other payables	18,852	5,489	5,215
Unrecognized tax benefits		(101)	366
Advances from customers and contract liabilities	5,060	1,873	3,623
Amounts due to related parties	2,414	1,071
Deferred revenues	(10,695)	1,313	(5,117)
Long-term payable	(6,303)	2,497
Income tax payable	(89)	(264)	1,016
Deferred government grants	(1,864)	(93)	(151)
Right of use asset	1,499
Lease liabilities	(1,380)
Net cash (used in) generated from operating activities	(7,373)	2,581	(12,633)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(117)	(155)	(842)
Purchases of intangible assets	(4,417)	(5,575)	(7,649)
Proceeds from disposal of non-controlling interest	5,296
Payments to acquiring non-controlling interest	(1,497)
Receipts of loans to third parties		1,469	371
Net cash used in investing activities	(735)	(4,261)	(8,120)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of ordinary shares	10,399		62
Cash received from the Merger			18,034
Proceeds from issuance of Series E Preferred Shares			9,000
Proceeds from exercise of warrants for Series E-1 Preferred Shares (“Series E-1 Warrants”)			8
Payment of issuance costs for Series E Preferred Shares			(312)
Prepayment for repurchase of shares		(10,070)
Proceeds from short-term bank and other borrowings	5,000	1,124	10,456
Repayments of short-term bank and other borrowings	(11,003)	(2,594)	(4,756)
Proceeds from long-term bank borrowings	9,500	4,000	2,000
Repayments of long-term bank and other borrowings	(2,295)	(4,000)	(2,631)
Net cash generated from (used in) financing activities	11,601	(11,540)	31,861
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	1,840	(324)	648
Net (decrease) increase in cash and cash equivalents and restricted cash	5,333	(13,544)	11,756
Cash and cash equivalents and restricted cash at the beginning of year	2,975	16,519	4,763
Cash and cash equivalents and restricted cash at the end of year	8,308	2,975	16,519
Less: cash and cash equivalents and restricted cash of discontinued operations at the end of year	2,296	1,044	3,510
Cash and cash equivalents and restricted cash of continuing operations at the end of year	1,001	1,931	13,009
Cash and cash equivalents of continuing operations at the end of year	1,001	1,931	13,009
Restricted cash of continuing operations at the end of year	5,011
Total cash and cash equivalents and restricted cash of continuing operations	6,012	1,931	13,009
Reconciliation of cash and cash equivalents and restricted cash of the discontinued operations
Cash and cash equivalents of discontinued operations at the end of year	1,528	336	51
Restricted cash of discontinued operations at the end of year	768	708	3,459
Total cash and cash equivalents and restricted cash of discontinued operations	2,296	1,044	3,510
Supplemental disclosures of cash flow information:
Interest paid	(4,972)	(2,580)	(1,877)
Interest received	43	14	14
Supplemental schedule of non-cash activities:
Acquisition of fixed assets included in account payable, accrued expenses and other liabilities		50	52
Repurchase of shares for a decrease in prepayment	10,048
Issuance of shares for an increase in subscription receivable	15,287
Issuance of shares in exchange for advisory services	$ 2,493